Leases - Lessor Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Amortization of deferred leasing costs	$ 1,600	$ 1,400
Future minimum rentals to be received under noncancelable tenant operating leases
2023	30,622
2024	32,034
2025	32,531
2026	33,043
2027	31,859
Thereafter	182,225
Operating lease payments to be received	$ 342,314